LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

9. LEASES

The total lease cost for the years ended December 31, 2020 and 2021 were RMB11,432 and RMB22,147 (US$3,476), comprised of operating lease cost of RMB11,297 and RMB21,755 (US$3,414), and short-term lease cost of RMB135 and RMB392 (US$62), respectively. Cash payments for operating leases for the years ended December 31, 2020 and 2021 were RMB10,463 and RMB21,598 (US$3,389), respectively. The weighted-average remaining lease term as of December 31, 2020 and 2021 were 5.07 years and 1.90 years, respectively. The weighted average incremental borrowing rate as of December 31, 2020 and 2021 were 8.01% and 7.54%, respectively. The undiscounted future minimum payments under the Group’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheets was as below:

	As of December 31, 2021
	RMB	US$
2022	25,777	4,045
2023	7,580	1,189
2024	1,563	245
2025	1,327	208
2026	508	80
Total lease payments	36,755	5,767
Less: Imputed interest	2,509	393
Present value of lease liabilities	34,246	5,374